accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

As at December 31 (millions)	2022	2021
Accrued liabilities	$1,593	$1,539
Payroll and other employee-related liabilities	656	633
Restricted share units liability	1	28
	2,250	2,200
Trade accounts payable	1,382	1,213
Interest payable	206	173
Indirect taxes payable and other	109	119
	$3,947	$3,705